Exhibit 99
Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	July 2019
Payment Date	8/15/2019
Transaction Month	34
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,429,998,202.51	55,788		57.2

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$286,700,000.00	0.72%		November 15, 2017
Class A-2a Notes	$315,700,000.00	1.04%		September 15, 2019
Class A-2b Notes	$150,000,000.00	2.46500%	*	September 15, 2019
Class A-3 Notes	$377,500,000.00	1.22%		March 15, 2021
Class A-4 Notes	$121,570,000.00	1.40%		February 15, 2022
Class B Notes	$39,520,000.00	1.73%		March 15, 2022
Class C Notes	$26,350,000.00	1.93%		April 15, 2023
Total	$1,317,340,000.00
		* One-month LIBOR + 0.14%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$696,042.54

Principal:
Principal Collections	$14,849,706.32
Prepayments in Full	$7,075,803.51
Liquidation Proceeds	$190,721.80
Recoveries	$61,621.20
Sub Total	$22,177,852.83
Collections	$22,873,895.37

Purchase Amounts:
Purchase Amounts Related to Principal	$294,422.28
Purchase Amounts Related to Interest	$543.78
Sub Total	$294,966.06

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$23,168,861.43

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	July 2019
Payment Date	8/15/2019
Transaction Month	34
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$23,168,861.43
Servicing Fee	$301,668.77	$301,668.77	$0.00	$0.00	$22,867,192.66
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$22,867,192.66
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$22,867,192.66
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$22,867,192.66
Interest - Class A-3 Notes	$125,484.79	$125,484.79	$0.00	$0.00	$22,741,707.87
Interest - Class A-4 Notes	$141,831.67	$141,831.67	$0.00	$0.00	$22,599,876.20
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$22,599,876.20
Interest - Class B Notes	$56,974.67	$56,974.67	$0.00	$0.00	$22,542,901.53
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$22,542,901.53
Interest - Class C Notes	$42,379.58	$42,379.58	$0.00	$0.00	$22,500,521.95
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$22,500,521.95
Regular Principal Payment	$20,953,812.07	$20,953,812.07	$0.00	$0.00	$1,546,709.88
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,546,709.88
Residual Released to Depositor	$0.00	$1,546,709.88	$0.00	$0.00	$0.00
Total		$23,168,861.43

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$20,953,812.07
Total					$20,953,812.07
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$20,953,812.07	$55.51	$125,484.79	$0.33	$21,079,296.86	$55.84
Class A-4 Notes	$0.00	$0.00	$141,831.67	$1.17	$141,831.67	$1.17
Class B Notes	$0.00	$0.00	$56,974.67	$1.44	$56,974.67	$1.44
Class C Notes	$0.00	$0.00	$42,379.58	$1.61	$42,379.58	$1.61
Total	$20,953,812.07	$15.91	$366,670.71	$0.28	$21,320,482.78	$16.19

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	July 2019
Payment Date	8/15/2019
Transaction Month	34

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$123,427,666.92	0.3269607	$102,473,854.85	0.2714539
Class A-4 Notes	$121,570,000.00	1.0000000	$121,570,000.00	1.0000000
Class B Notes	$39,520,000.00	1.0000000	$39,520,000.00	1.0000000
Class C Notes	$26,350,000.00	1.0000000	$26,350,000.00	1.0000000
Total	$310,867,666.92	0.2359813	$289,913,854.85	0.2200752

Pool Information
Weighted Average APR	2.226%	2.222%
Weighted Average Remaining Term	29.32	28.50
Number of Receivables Outstanding	28,501	27,563
Pool Balance	$362,002,529.39	$339,434,203.24
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$337,214,440.30	$316,260,628.23
Pool Factor	0.2531489	0.2373669

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,149,991.01
Targeted Credit Enhancement Amount	$7,149,991.01
Yield Supplement Overcollateralization Amount	$23,173,575.01
Targeted Overcollateralization Amount	$49,520,348.39
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$49,520,348.39

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,149,991.01
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,149,991.01
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,149,991.01

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	July 2019
Payment Date	8/15/2019
Transaction Month	34
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		78	$157,672.24
(Recoveries)		128	$61,621.20
Net Loss for Current Collection Period			$96,051.04
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3184%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.6635%
Second Prior Collection Period			0.5119%
Prior Collection Period			0.7584%
Current Collection Period			0.3286%
Four Month Average (Current and Prior Three Collection Periods)			0.5656%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,995	$12,283,218.21
(Cumulative Recoveries)			$1,694,012.07
Cumulative Net Loss for All Collection Periods			$10,589,206.14
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7405%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,101.24
Average Net Loss for Receivables that have experienced a Realized Loss			$3,535.63

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.82%	393	$6,179,330.96
61-90 Days Delinquent	0.16%	34	$541,334.30
91-120 Days Delinquent	0.04%	11	$152,600.21
Over 120 Days Delinquent	0.20%	34	$685,870.39
Total Delinquent Receivables	2.23%	472	$7,559,135.86

Repossession Inventory:
Repossessed in the Current Collection Period		17	$304,661.32
Total Repossessed Inventory		26	$471,162.39

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2729%
Prior Collection Period			0.2561%
Current Collection Period			0.2866%
Three Month Average			0.2719%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	1.00%
13-24	1.75%
25-36	3.25%
37+	5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.4065%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	July 2019
Payment Date	8/15/2019
Transaction Month	34

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer